Property and Equipment - Leased Wireless Devices (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Subject to or Available for Operating Lease, Net [Abstract]
Leased wireless devices, gross	$ 1,209	$ 2,624
Accumulated depreciation	(417)	(1,193)
Leased wireless devices, net	792	1,431
Operating Leases, Future Minimum Payments Receivable [Abstract]
2018	485
2019	104
Total	589
Depreciation expense for leased devices	$ 1,000	$ 1,500	$ 312